Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
Wuxi Huayang
Purchase Price Allocation to Assets Acquired and Liabilities Assumed

The purchase price allocation of the transaction, based on the initial consideration, was determined by the Group with the assistance of American Appraisal China Limited, an independent valuation firm, and the purchase price allocation to assets acquired and liabilities assumed as of the date of acquisition is as follows:

		Estimated useful lives
Intangible assets acquired:
Customer base	$213	3.5 years
Contract backlog	74	1.3 years
Non-compete agreement	15	5 years
Goodwill	401
Deferred tax liabilities	(36)
Noncontrolling interest	112

Total consideration	$779

Star
Purchase Price Allocation to Assets Acquired and Liabilities Assumed

The purchase price allocation of the transaction were determined by the Group with the assistance of American Appraisal China Limited, an independent valuation firm, and the purchase price allocation to assets acquired and liabilities assumed as of the date of acquisition is as follows:

		Estimated useful lives
Net tangible assets:
Non-current assets	$256
Intangible assets acquired:
Customer base	254	3 years
Contract backlog	13	0.5 years
Non-compete agreements	15	5 years
Goodwill	1,083
Deferred tax liabilities	(25)

Total consideration	$1,596

MDCL
Purchase Price Allocation to Assets Acquired and Liabilities Assumed

The purchase price allocation of the transaction were determined by the Group with the assistance of American Appraisal China Limited, an independent valuation firm, and the purchase price allocation to assets acquired and liabilities assumed as of the date of acquisition is as follows:

		Estimated useful lives
Net tangible assets:
Current assets	$1,199
Intangible assets acquired:
Customer base	78	3 years
Contract backlog	42	1 year
Non-compete agreements	7	4 years
Deferred tax liabilities	(11)
Gain on bargain purchase	(66)

Total consideration	$1,249

Ascend
Purchase Price Allocation to Assets Acquired and Liabilities Assumed

The purchase price allocation of the transaction were determined by the Group with the assistance of American Appraisal China Limited, an independent valuation firm, and the purchase price allocation to assets acquired and liabilities assumed as of the date of acquisition is as follows:

		Estimated useful lives
Net tangible assets:
Cash	$312
Current assets	1,675
Current liabilities	(1,344)
Non-current assets	74
Intangible assets acquired:
Customer base	854	4.3 years
Contract backlog	190	0.3 years
Trademark	4	4.4 years
Goodwill	1,801
Deferred tax liabilities	(377)

Total consideration	$3,189

Considerations in Relation to Acquisition of Business

The share consideration and the contingent consideration were valued at $951 and $310, respectively, by the Group with the assistance of American Appraisal China Limited, an independent valuation firm as follows:

Cash consideration	$1,928
Value of ordinary shares	951
Contingent consideration	310

Total consideration	$3,189

Shanghai Kangshi
Purchase Price Allocation to Assets Acquired and Liabilities Assumed

The purchase price allocation of the transaction were determined by the Group with the assistance of American Appraisal China Limited, an independent valuation firm, and the purchase price allocation to assets acquired and liabilities assumed as of the date of acquisition is as follows:

		Estimated useful lives
Net tangible assets:
Cash	$929
Current assets	1,151
Current liabilities	(443)
Non-current assets	35
Intangible assets acquired:
Customer base	1,970	3.2 – 5.2 years
Contract backlog	318	0.9 years
Non-compete agreement	155	5.0 years
Goodwill	3,597
Deferred tax liabilities	(366)

Total consideration	$7,346

Considerations in Relation to Acquisition of Business

The contingent share consideration was valued by the Group with the assistance of American Appraisal China Limited, an independent valuation firm as follows:

Cash consideration	$6,373
Value of ordinary shares	1,198
Contingent receivable	(225)

Total consideration	$7,346

Adventier
Purchase Price Allocation to Assets Acquired and Liabilities Assumed

The purchase price allocation of the transaction were determined by the Group with the assistance of American Appraisal China Limited, an independent valuation firm, and the purchase price allocation to assets acquired and liabilities assumed as of the date of acquisition is as follows:

		Estimated useful lives
Net tangible assets:
Cash	$675
Current assets	1,163
Current liabilities	(1,838)
Intangible assets acquired:
Customer base	1,080	3.4 years
Contract backlog	690	0.5 years
Trademark	330	4.5 years
Goodwill	4,287
Deferred tax liabilities	(756)

Total consideration	$5,631

Considerations in Relation to Acquisition of Business

The contingent consideration was estimated to be $2,076 by the Group with the assistance of American Appraisal China Limited, an independent valuation firm as follows:

Cash consideration	$3,555
Contingent consideration	2,076

Total consideration	$5,631

Jiangchen
Purchase Price Allocation to Assets Acquired and Liabilities Assumed

The purchase price allocation of the transaction were determined by the Group with the assistance of American Appraisal China Limited, an independent valuation firm, and the purchase price allocation to assets acquired and liabilities assumed as of the date of acquisition is as follows:

		Estimated useful lives
Intangible assets acquired:
Customer base	$1,572	6.0 years
Contract backlog	302	1.25 years
Non-compete agreement	32	3.0 years
Non-current assets	63
Goodwill	1,536
Deferred tax liabilities	(304)

Total consideration	$3,201

Considerations in Relation to Acquisition of Business

The contingent consideration was estimated to be $1,811 by the Group with the assistance of American Appraisal China Limited, an independent valuation firm as follows:

Cash consideration	$1,390
Contingent consideration	1,811

Total consideration	$3,201

Abovenet
Purchase Price Allocation to Assets Acquired and Liabilities Assumed

The purchase price allocation of the transaction were determined by the Group with the assistance of American Appraisal China Limited, an independent valuation firm, and the purchase price allocation to assets acquired and liabilities assumed as of the date of acquisition is as follows:

		Estimated useful lives
Net tangible assets:
Cash	$278
Current assets	440
Current liabilities	(439)
Intangible assets acquired:
Customer base	550	5.5 years
Contract backlog	128	0.5 years
Non-compete agreement	265	5.0 years
Non-current asset	4
Goodwill	714
Deferred tax liabilities	(104)

Total consideration	$1,836

Considerations in Relation to Acquisition of Business

The contingent consideration was estimated to be $907 by the Group with the assistance of American Appraisal China Limited, an independent valuation firm as follows:

Cash consideration	$929
Contingent consideration	907

Total consideration	$1,836

Pro Forma Information of Acquisitions
Pro Forma Information that Summarizes Results of Operations

The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisitions been completed at the beginning of the periods as indicated, nor is it indicative of future operating results:

	For the year ended December 31,
	2009	2010
	(Unaudited)	(Unaudited)
Pro forma net revenue	$145,729	$204,054
Pro forma net loss attributable to ordinary shareholders of iSoftStone Holdings Limited	$(729)	$(7,479)
Pro forma net loss per ordinary share—basic	$(0.01)	$(0.05)
Pro forma net loss per ordinary share—diluted	$(0.01)	$(0.05)

The following unaudited pro forma information summarizes the results of operations of the Group for the years ended December 31, 2010 and 2011 assuming that the acquisition of Adventier and other insignificant acquistions which were completed in 2011, occurred as of January 1, 2010 and 2011, respectively. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisitions been completed at the beginning of the periods as indicated, nor is it indicative of future operating results:

	For the year ended December 31,
	2010	2011
	(Unaudited)	(Unaudited)
Pro forma net revenue	$199,407	$286,974
Pro forma net income (loss) attributable to ordinary shareholders of iSoftStone Holdings Limited	$(3,145)	$19,704
Pro forma net income (loss) per ordinary share—basic	$(0.02)	$0.04
Pro forma net income (loss) per ordinary share—diluted	$(0.02)	$0.03

The following unaudited pro forma information summarizes the results of operations of the Group for the years ended December 31, 2011 and 2012 assuming that the acquisitions of Abovenet and Jiangchen which were completed in 2012, occurred as of January 1, 2011 and 2012, respectively. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisitions been completed at the beginning of the periods as indicated, nor is it indicative of future operating results:

	For the year ended December 31,
	2011	2012
	(Unaudited)	(Unaudited)
Pro forma net revenue	$287,300	$382,435
Pro forma net income attributable to ordinary shareholders of iSoftStone Holdings Limited	$19,113	$21,959
Pro forma net income per ordinary share—basic	$0.03	$0.04
Pro forma net income per ordinary share—diluted	$0.03	$0.04